Note Investment in equity investees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investment Summarized Financial Information Income Statement Abstract
Income tax expense	$ 119,579	$ 230,830	$ 78,784
Equity Method Investee
Equity Method Investment Summarized Financial Information Income Statement Abstract
Total revenues	1,074,055	931,627	852,160
Total expenses	673,632	663,069	634,173
Income tax expense	65,817	42,799	47,434
Net income	334,606	225,759	$ 170,553
Equity Method Investment Summarized Financial Information Abstract
Total assets	8,652,539	8,439,622
Total liabilities	$ 6,090,722	$ 6,009,911